Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bank and other loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	¥ 55,126	¥ 63,801
Changes from financing cash flows	(3,427)	(9,076)
Foreign exchange movement	139	401
Ending balance	51,838	55,126
Bank and other loans [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	55,126
Ending balance		55,126
Obligations Under Finance Leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	77,427	66,868
Effect of adoption of IFRS 16	31,879
Changes from financing cash flows	(23,895)	(9,629)
Foreign exchange movement	851	1,419
Disposal of a subsidiary	(10)
New leases	24,023
New finance leases		18,769
Ending balance	110,275	77,427
Obligations Under Finance Leases [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	¥ 77,427
Ending balance		¥ 77,427